Gain on Disposition of Assets, Net - Additional Information (Detail) $ in Thousands	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Number of ROVs disposed | Vessel		8
Gain on dispositions of assets		$ 6,616
Net properties and equipment		837,520	$ 837,520
Unamortized deferred gains credited to reorganization items on account of lease rejections			$ 105,900
Date of petition for bankruptcy			May 17, 2017
ROVs
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain on dispositions of assets		7,100
Net properties and equipment		15,700	$ 15,700
Other Operating Revenues | Subsea Business
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Revenues		$ 2,500
Predecessor
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Gain on dispositions of assets	$ 3,561			$ 24,099
Net properties and equipment				2,864,762
Amortized gains on sale/leaseback transactions	3,000			23,400
Predecessor | Other Operating Revenues | Subsea Business
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Revenues	$ 800			$ 3,200